SCHEDULE OF ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Investments, All Other Investments [Abstract]
Balance at beginning of fiscal year	$ 1,537,000
Provision for estimated impairment losses		1,537,000
Balance at end of fiscal year	$ 1,537,000	$ 1,537,000